NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1%
	AEROSPACE & DEFENSE - 1.9%
50,000	Coda Octopus Group, Inc.(a)	$678,000
20,300	Ducommun, Inc.(a)	2,508,877
58,264	VirTra, Inc.(a)	254,031
		3,440,908
	APPAREL & TEXTILE PRODUCTS - 4.5%
44,000	Lakeland Industries, Inc.	403,480
48,000	Movado Group, Inc.	1,197,600
85,000	Rocky Brands, Inc.	3,842,000
279,000	Superior Group of Companies, Inc.	2,770,470
		8,213,550
	ASSET MANAGEMENT - 3.5%
52,000	Compass Diversified Holdings	389,480
102,000	GCM Grosvenor, Inc., Class A	1,181,160
345,000	Heritage Global, Inc.(a)	455,400
110,000	Silvercrest Asset Management Group, Inc., Class A	1,672,550
395,000	US Global Investors, Inc., Class A	1,315,350
92,000	Westwood Holdings Group, Inc.	1,541,920
		6,555,860
	AUTOMOTIVE - 1.4%
59,731	Miller Industries, Inc.	2,510,494

	BANKING - 2.1%
50,500	Bar Harbor Bankshares	1,629,130
50,000	First Busey Corporation	1,268,000
22,000	First Internet Bancorp	446,160
25,000	Flushing Financial Corporation	385,750
		3,729,040
	BEVERAGES - 0.0%(b)
278,942	Truett-Hurst, Inc.(a)(c)(d)(e)	—

	BIOTECH & PHARMA - 0.4%
14,000	Assertio Holdings, Inc.(a)	163,240
20,000	Aytu BioPharma, Inc.(a)	51,400
1

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	BIOTECH & PHARMA - 0.4% (Continued)
200,000	Biote Corporation, Class A(a)	$424,000
		638,640
	CHEMICALS - 1.0%
90,000	Flexible Solutions International, Inc.(a)	481,500
148,000	Northern Technologies International Corporation	1,317,200
		1,798,700
	COMMERCIAL SUPPORT SERVICES - 6.0%
96,000	Barrett Business Services, Inc.	2,665,920
135,000	DLH Holdings Corporation(a)	810,000
52,000	Hackett Group, Inc. (The)	710,320
168,000	Healthcare Services Group, Inc.(a)	3,657,361
123,883	Information Services Group, Inc.	595,877
116,132	Perma-Fix Environmental Services, Inc.(a)	1,584,040
130,000	Quest Resource Holding Corporation(a)	230,100
55,000	Star Equity Holdings, Inc.(a)	548,900
		10,802,518
	CONSTRUCTION MATERIALS - 3.3%
19,000	Apogee Enterprises, Inc.	756,580
20,000	NWPX Infrastructure, Inc.(a)	1,552,000
31,500	United States Lime & Minerals, Inc.	3,596,040
		5,904,620
	CONSUMER SERVICES - 3.8%
25,000	Carriage Services, Inc.	1,151,750
144,000	Lincoln Educational Services Corporation(a)	5,218,560
15,000	Universal Technical Institute, Inc.(a)	543,000
		6,913,310
	CONTAINERS & PACKAGING - 0.5%
115,000	Greystone Logistics, Inc.(a)	38,525
38,000	Karat Packaging, Inc.	936,700
		975,225
	E-COMMERCE DISCRETIONARY - 2.1%
650,000	CarParts.com, Inc.(a)	461,500
107,000	Liquidity Services, Inc.(a)	3,382,270
		3,843,770
2

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	ELECTRICAL EQUIPMENT - 3.6%
39,000	Allient, Inc.	$2,567,760
12,000	Bel Fuse, Inc., Class B	2,756,520
48,000	LSI Industries, Inc.	1,037,760
80,000	SKYX Platforms Corporation(a)	154,400
		6,516,440
	ENGINEERING & CONSTRUCTION - 0.8%
15,000	Bowman Consulting Group Ltd.(a)	503,100
70,000	Orion Group Holdings, Inc.(a)	961,100
		1,464,200
	FOOD - 1.5%
97,000	Nature's Sunshine Products, Inc.(a)	2,684,960

	GAS & WATER UTILITIES – 1.0%
153,000	Global Water Resources, Inc.	1,401,480
35,000	Pure Cycle Corporation(a)	369,950
		1,771,430
	HEALTH CARE FACILITIES & SERVICES - 1.1%
143,000	InfuSystem Holdings, Inc.(a)	1,254,110
100,000	Viemed Healthcare, Inc.(a)	870,000
		2,124,110
	HOME & OFFICE PRODUCTS - 1.2%
115,000	Hamilton Beach Brands Holding Company, Class A	2,189,600

	HOME CONSTRUCTION - 4.1%
66,000	Green Brick Partners, Inc.(a)	4,861,560
80,000	Interface, Inc.	2,519,200
		7,380,760
	HOUSEHOLD PRODUCTS - 0.5%
19,800	Central Garden & Pet Company(a)	775,962
4,950	Central Garden & Pet Company, Class A(a)	170,973
		946,935
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.0%
120,000	Eastern Company (The)	2,228,400
30,000	Mayville Engineering Company, Inc.(a)	630,000
3

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.0% (Continued)
218,000	TechPrecision Corporation(a)	$856,740
		3,715,140
	INDUSTRIAL SUPPORT SERVICES - 1.4%
46,000	EVI Industries, Inc.	893,780
120,000	NPK International, Inc.(a)	1,731,600
		2,625,380
	INSURANCE - 0.6%
94,500	Crawford & Company, Class A	1,016,820

	INTERNET MEDIA & SERVICES - 0.4%
285,000	DHI Group, Inc.(a)	709,650

	LEISURE FACILITIES & SERVICES - 2.1%
194,000	Lindblad Expeditions Holdings, Inc.(a)	3,823,740

	LEISURE PRODUCTS - 2.3%
214,000	Escalade, Inc.	3,081,600
21,101	Johnson Outdoors, Inc., Class A	1,023,187
		4,104,787
	MACHINERY - 7.0%
16,100	Alamo Group, Inc.	3,437,832
47,000	CECO Environmental Corporation(a)	2,841,150
87,000	Gencor Industries, Inc.(a)	1,358,940
5,000	Power Solutions International, Inc.(a)	417,500
83,400	QEP Company, Inc.	3,243,593
10,500	Tennant Company	640,815
32,000	Twin Disc, Inc.(a)	582,080
		12,521,910
	MEDICAL EQUIPMENT & DEVICES - 0.8%
94,000	Embecta Corporation	964,440
4

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8% (Continued)
125,586	Sensus Healthcare, Inc.(a)	$516,158
		1,480,598
	METALS & MINING - 4.0%
75,000	Advanced Emissions Solutions, Inc.(a)	263,250
300,000	Avino Silver & Gold Mines Ltd.(a)	2,886,000
150,000	Endeavour Silver Corporation(a)	2,085,000
68,000	McEwen Mining, Inc.(a)	1,927,800
		7,162,050
	MORTGAGE FINANCE - 0.3%
45,000	Chicago Atlantic Real Estate Finance, Inc.	546,750

	OIL & GAS PRODUCERS - 1.7%
312,300	Evolution Petroleum Corporation	1,395,981
275,000	VAALCO Energy, Inc.	1,416,250
20,000	Vitesse Energy, Inc.	386,200
		3,198,431
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
17,000	Natural Gas Services Group, Inc.	650,420

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
95,000	Legacy Housing Corporation(a)	2,082,400

	RENEWABLE ENERGY - 0.2%
70,000	Ultralife Corporation(a)	396,900

	RETAIL - DISCRETIONARY - 5.1%
17,000	Boot Barn Holdings, Inc.(a)	3,216,740
67,000	Build-A-Bear Workshop, Inc.	3,260,221
90,500	Ethan Allen Interiors, Inc.	2,061,590
33,000	Shoe Carnival, Inc.	666,270
		9,204,821
	RETAIL REIT - 0.2%
23,000	Modiv Industrial, Inc.	356,730

5

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	SEMICONDUCTORS - 0.6%
30,000	Photronics, Inc.(a)	$1,122,900

	SOFTWARE - 3.2%
75,000	Asure Software, Inc.(a)	685,500
66,000	Cantaloupe, Inc.(a)	689,040
22,000	Consensus Cloud Solutions, Inc.(a)	661,760
20,000	IBEX Holdings Ltd.(a)	578,000
62,000	Immersion Corporation	378,820
60,000	Mitek Systems, Inc.(a)	874,800
65,000	Perion Network Ltd.(a)	555,750
115,500	Simulations Plus, Inc.(a)	1,412,565
		5,836,235
	SPECIALTY FINANCE - 1.4%
70,000	EZCORP, Inc., Class A(a)	1,857,100
195,000	Paysign, Inc.(a)	692,250
		2,549,350
	SPECIALTY REIT - 1.9%
163,000	Postal Realty Trust, Inc., Class A	3,378,990

	STEEL - 0.1%
15,000	Synalloy Corporation	257,400
		257,400
	TECHNOLOGY HARDWARE - 2.6%
27,000	Aviat Networks, Inc.(a)	676,080
14,000	BK Technologies Corporation(a)	1,219,260
160,000	Creative Realities, Inc.(a)	560,000
190,000	Powerfleet, Inc.(a)	678,300
121,000	Turtle Beach Corporation(a)	1,517,340
		4,650,980
	TECHNOLOGY SERVICES - 0.8%
100,000	NetSol Technologies, Inc.(a)	352,000
305,518	Research Solutions, Inc.(a)	708,802
6

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	TECHNOLOGY SERVICES - 0.8% (Continued)
340,000	Usio, Inc.(a)	$459,000
		1,519,802
	TELECOMMUNICATIONS - 0.3%
45,000	Ooma, Inc.(a)	556,200

	TRANSPORTATION & LOGISTICS - 1.0%
235,000	Radiant Logistics, Inc.(a)	1,743,700

	TRANSPORTATION EQUIPMENT - 3.3%
30,004	Aebi Schmidt Holding A.G.	432,658
61,000	Blue Bird Corporation(a)	3,554,470
150,000	FreightCar America, Inc.(a)	2,074,500
		6,061,628
	WHOLESALE - CONSUMER STAPLES - 0.5%
466,000	HF Foods Group, Inc.(a)	973,940

	WHOLESALE - DISCRETIONARY - 2.5%
81,000	Acme United Corporation	3,645,810
148,000	Alliance Entertainment Holding Corporation(a)	800,680
		4,446,490

	TOTAL COMMON STOCKS (Cost $91,307,617)	167,099,212

	SHORT-TERM INVESTMENT — 6.9%
	MONEY MARKET FUND - 6.9%
12,538,528	First American Treasury Obligations Fund, Class X, 3.60%(f) (Cost $12,538,528)	12,538,528

	TOTAL INVESTMENTS - 99.0% (Cost $103,846,145)	$179,637,740
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,819,107
	NET ASSETS - 100.0%	$181,456,847

7

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

A.G.	- Aktiengesellschaft
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(d)	Illiquid security. The total fair value of these securities as of February 28, 2026 was $0, representing 0% of net assets.
(e)	Valued Using unobservable inputs and fair valued by the Adviser. Security is Level 3.
(f)	Rate disclosed is the seven day effective yield as of February 28, 2026.

8